Joint operations (Tables)	12 Months Ended
Dec. 31, 2023
Joint operations [Abstract]
Joint operations proportionate interest in net assets table
Cameco reflects its proportionate interest in these assets and liabilities as follows:
Principal place

of business Ownership 2023 2022
Total assets
McArthur River Canada 69.81% $ 1,048,746 $ 998,368
Key Lake Canada 83.33% 504,508 527,841
Cigar Lake (a) Canada 54.55% 1,158,583 1,219,036
$ 2,711,837 $ 2,745,245
Total liabilities
McArthur River 69.81% $ 50,199 $ 37,881
Key Lake 83.33% 244,480 240,487
Cigar Lake (a) 54.55% 48,967 50,362
$ 343,646 $ 328,730
(a) Cameco’s ownership stake in the Cigar Lake uranium mine in northern Saskatchewan was previously 50.025%. On May
19, 2022, Cameco and Orano completed the acquisition of Idemitsu’s 7.875 % participating interest in the CLJV by acquiring their pro rata shares through an asset purchase (note 6).